Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Non-hedge derivatives	$ 6,628	$ 2,841	$ 3,397
Investments at FVTPL	15,159	22,255	13,700
Prepayment option embedded derivative	3,664	3,980	4,430
Financial assets measured at fair value	25,451	29,076	21,527
Embedded derivatives	7,201	1,533	86
Non-hedge derivatives	2,634	16,140	10,682
Option liability	0	732	570
Warrant liabilities	0	6,961	7,588
Financial liabilities measured at fair value	9,835	25,366	18,926
Level 1 [Member]
Statements [Line Items]
Non-hedge derivatives	0	0	0
Investments at FVTPL	15,159	21,973	12,018
Prepayment option embedded derivative	0	0	0
Financial assets measured at fair value	15,159	21,973	12,018
Embedded derivatives	0	0	0
Non-hedge derivatives	0	0	0
Option liability	0	0	0
Warrant liabilities	0	6,961	7,588
Financial liabilities measured at fair value	0	6,961	7,588
Level 2 [Member]
Statements [Line Items]
Non-hedge derivatives	6,628	2,841	3,397
Investments at FVTPL	0	282	192
Prepayment option embedded derivative	3,664	3,980	4,430
Financial assets measured at fair value	10,292	7,103	8,019
Embedded derivatives	7,201	1,533	86
Non-hedge derivatives	2,634	16,140	10,682
Option liability	0	732	570
Warrant liabilities	0	0	0
Financial liabilities measured at fair value	9,835	18,405	11,338
Level 3 [Member]
Statements [Line Items]
Non-hedge derivatives	0	0	0
Investments at FVTPL	0	0	1,490
Prepayment option embedded derivative	0	0	0
Financial assets measured at fair value	0	0	1,490
Embedded derivatives	0	0	0
Non-hedge derivatives	0	0	0
Option liability	0	0	0
Warrant liabilities	0	0	0
Financial liabilities measured at fair value	$ 0	$ 0	$ 0